COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 4 -COMMITMENTS AND CONTINGENT LIABILITIES

The Company’s skincare products are manufactured in Israel by a sole manufacturer, Waitemata Honey Co. Ltd. (the “Vendor” or “Waitemata Honey”) with Mānuka honey ingredients. The Company imports Mānuka honey from its supplier in New Zealand. Pursuant to the agreement with the New Zealand supplier in July 2021, on February 28, 2022, the Company was granted an import license from the Israeli Ministry of Health, the “MoH” and the “MoH License,” which allows it to import Mānuka honey from Waitemata Honey.

The skincare product formulas are the intellectual property of the Company, pursuant to an agreement signed by the Company and the Vendor on December 14, 2021 (the “Formula Agreement”).

Pursuant to the Formula Agreement, the Vendor was granted exclusivity as the manufacturer of the Company’s cosmetic products. The Company is entitled at any time to replace the Vendor as the sole manufacturer. If the Company so decides it will have to pay the Vendor approximately US$ 6,000 (NIS 20,000), linked to the Israeli CPI, for each formula for which the manufacturer was replaced.

The Formula Agreement is for the manufacturing of six formulas of cosmetic materials production and the rights to purchase these formulas with a term of 10 years.

The Company accounted for the Formula Agreement as the acquisition of the IP associated with the development of the formulas in consideration of granting exclusivity rights. The Company recorded an intangible asset in the amount of US$ 36 thousands (NIS 120 thousand), amortized over the term of the contract with a corresponding liability in the same amount for the exclusivity liability.